UNITED STATES
					SECURITIES AND EXCHANGE COMMISSION
						Washington, D.C. 20549

 							Form 13F
																							FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
			          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Sprott Asset Management Inc

Address: 200 Bay Street, Suite 2700
         Toronto, Ontario Canada
         M5J 2J1



Form 13F File Number: 28- 11504

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Neal Nenadovic
Title:Chief Financial Officer
Phone:416-943-6721

Signature, Place, and Date of Signing:

 Neal Nenadovic     Toronto, Ontario, Canada    November 6, 2006


Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


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							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 82

Form 13F Information Table Value Total: $ 605,564  (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state NONE and omit the column headings and list entries.


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                                                        FORM 13F  INFORMATION TABLE

Name Of Issuer                Title  Of    Cusip       Value       Shares  Sh/ Put/   Invstm   Other Voting Authority
                                Class               (x$1000)      Prn/Amt  Prn Call   Discrt    Mgrs      Sole ShareNone
Aber Diamond Corp.                Com     002893105          6          200  Sh        Sole                  200
Aberdeen Asia-Pacific Inc         Com     10014D107          0          500  Sh        Sole                  500
Adobe Systems Incorporated        Com     00724F101      1,499       40,000  Sh        Sole               40,000
Agnico-Eagle Mines Limited        Com     008474108      8,515      275,000  Sh        Sole              275,000
ALLEGHENY TECH INCORP-NEW         Com     01741R102        261        4,200  Sh        Sole                4,200
American Dairy                    Com     025334103      2,004      143,100  Sh        Sole              143,100
aQuantive, Inc.                   Com     03839G105        709       30,000  Sh        Sole               30,000
Arch Coal Inc.                    Com     039380100     51,322    1,774,900  Sh        Sole            1,774,900
Aries Maritime Transport Ltd      Com     G0474B105         40        2,500  Sh        Sole                2,500
Banro Corp.                       Com     066800103     11,155    1,278,800  Sh        Sole            1,278,800
Banta Corp.                       Com     066821109        952       20,000  Sh        Sole               20,000
Baytex Energy Trust               Com     073176109        123        5,900  Sh        Sole                5,900
BCE Inc.                          Com     05534B109          4          183  Sh        Sole                  183
Bema Gold Corporation             Com     08135F107        440      100,000  Sh        Sole              100,000
Brookfield Asset Management I     Com     112585104         36          855  Sh        Sole                  855
BTU International Inc.            Com     056032105      1,143       95,000  Sh        Sole               95,000
Cambior Inc.                      Com     13201L103        595      151,770  Sh        Sole              151,770
Cardiome Pharma Corporation       Com     14159U202        866       75,000  Sh        Sole               75,000
Carrizo Oil & Gas Inc.            Com     144577103      1,032       40,000  Sh        Sole               40,000
CE Franklin Ltd.                  Com     125151100      2,728      242,000  Sh        Sole              242,000
Cenveo, Inc.                      Com     15670S105      1,293       68,700  Sh        Sole               68,700
CERADYNE INC CALIF                Com     156710105      2,805       68,250  Sh        Sole               68,250
Chaparral Steel Company           Com     159423102      1,022       30,000  Sh        Sole               30,000
Delta Petroleum Corp.             Com     247907207     97,861    4,344,738  Sh        Sole            4,344,738
Delta Petroleum Corp. (Restri     Com     992869057     53,375    2,369,676  Sh        Sole            2,369,676
Durban Roodepoort Deep LimiteSponsored ADR26152H103      5,521    4,000,000  Sh        Sole            4,000,000
DYNAMIC MATERIALS CORP            Com     267888105        801       24,693  Sh        Sole               24,693
Eldorado Gold Corporation         Com     284902103        217       50,000  Sh        Sole               50,000
Flexible Solutions Internatio     Com     33938T104      1,880      587,244  Sh        Sole              587,244
Flotek Industries Inc.            Com     343389102        589       38,000  Sh        Sole               38,000
Gammon Lake Resources Inc.        Com     364915108      3,506      307,378  Sh        Sole              307,378
Glencairn Gold Corporation        Com     RGL062606      1,090    2,100,000  Sh        Sole            2,100,000
Glencairn Gold Corporation        Com     377903109      6,329   11,596,500  Sh        Sole           11,596,500
GMX Resources Inc.                Com     38011M108      1,425       45,400  Sh        Sole               45,400
Goldcorp Inc.                     Com     380956409      1,180       50,000  Sh        Sole               50,000
Goldcorp Inc.                     Com     INCAG0001      2,240       95,000  Sh        Sole               95,000
GOLDEN STAR RES LTD               Com     38119T104     37,847   14,007,000  Sh        Sole           14,007,000
Hercules Offshore Inc.            Com     427093109      2,264       72,900  Sh        Sole               72,900
IAMGold Corporation               Com     450913108     13,612    1,610,000  Sh        Sole            1,610,000
IKANOS COMMUNICATIONS             Com     45173E105      6,944      589,875  Sh        Sole              589,875
IMA Exploration Inc.              Com     449664101      2,953    5,239,100  Sh        Sole            5,239,100
Joy Global Inc.                   Com     481165108        752       20,000  Sh        Sole               20,000
Kinross Gold Corporation          Com     496902404      8,278      661,333  Sh        Sole              661,333
MEMC Electronic Materials, In     Com     552715104        733       20,000  Sh        Sole               20,000
Meridian Gold Inc.                Com     589975101      8,674      350,000  Sh        Sole              350,000
Metallica Resources Inc.          Com     59125J104     10,805    3,551,900  Sh        Sole            3,551,900
Miller Industries Inc.          Com New   600551204      4,313      236,030  Sh        Sole              236,030
Minco Mining & Metals Corp.       Com     60253L101      6,107    4,087,400  Sh        Sole            4,087,400
Minefinders Corporation Ltd.      Com     602900102     22,419    2,454,200  Sh        Sole            2,454,200
Mueller Water Products Inc.       Com     624758108        731       50,000  Sh        Sole               50,000
Netopia Inc.                      Com     64114K104        281       50,000  Sh        Sole               50,000
Neurochem Inc.                    Com     64125K101        741       40,000  Sh        Sole               40,000
NeuroMetrix, Inc.                 Com     641255104        190       10,000  Sh        Sole               10,000
New Gold Inc.                     Com     644535106     14,167    2,030,000  Sh        Sole            2,030,000
Nortel Networks Corporation       Com     656569100         16          314  Sh        Sole                  314
Northgate Minerals Corporatio     Com     666416102      9,323    2,902,600  Sh        Sole            2,902,600
NovaGold Resources Inc.           Com     66987E206     67,907    4,374,637  Sh        Sole            4,374,637
NUTRI/SYSTEM INC                  Com     67069D108      1,340       21,508  Sh        Sole               21,508
Orezone Resources Inc.            Com     685921108      7,639    5,112,700  Sh        Sole            5,112,700
OYO Geospace Corporation          Com     671074102      1,135       20,000  Sh        Sole               20,000
Pan American Silver Corp.         Com     697900108      5,833      300,000  Sh        Sole              300,000
Parallel Petroleum Corporatio     Com     699157103      1,505       75,000  Sh        Sole               75,000
Peru Copper Inc.                  Com     715455101      3,696      912,000  Sh        Sole              912,000
PetroQuest Energy, Inc.           Com     716748108      1,565      150,000  Sh        Sole              150,000
Provident Energy Trust (sub-r     Com     74386K880        466       40,000  Sh        Sole               40,000
PW Eagle, Inc.                    Com     69366Y108      1,201       40,000  Sh        Sole               40,000
Queenstake Resources Ltd.         Com     748314101     27,919  104,018,700  Sh        Sole           104,018,700
Rambus Inc.                       Com     750917106      1,221       70,000  Sh        Sole               70,000
Richmont Mines Inc.               Com     76547T106      2,023      822,362  Sh        Sole              822,362
Rubicon Minerals Corporation      Com     780911103      6,203    6,730,765  Sh        Sole            6,730,765
SeaChange International Inc.      Com     811699107      1,556      175,000  Sh        Sole              175,000
SILVER STANDARD RES INC           Com     82823L106     16,521      750,000  Sh        Sole              750,000
Silver Wheaton Corp.              Com     828336107     13,139    1,400,000  Sh        Sole            1,400,000
Solitario Resources Corp.         Com     83422R106     10,937    3,025,800  Sh        Sole            3,025,800
Southwestern Energy Co.           Com     845467109      5,378      180,000  Sh        Sole              180,000
Superior Energy Services Inc.     Com     868157108      1,313       50,000  Sh        Sole               50,000
Sycamore Networks, Inc.           Com     871206108        756      200,000  Sh        Sole              200,000
TALISMAN ENERGY INC               Com     87425E103        979       60,000  Sh        Sole               60,000
Titanium Metals Corporation       Com     888339207        759       30,000  Sh        Sole               30,000
Ultra Petroleum Corp.             Com     903914109      5,774      120,000  Sh        Sole              120,000
Viceroy Exploration Ltd.          Com     925621104      2,955      330,000  Sh        Sole              330,000
Yamana Gold Inc.                  Com     98462Y100        129       14,000  Sh        Sole               14,000

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